9. Trade Receivables (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade receivables doubtful accounts [Roll Forward]
Balance at the beginning of the year	R$ (11,284)	R$ (38,681)
Initial adoption adjustment - IFRS 9		2,593
Adjusted balance at the beginning of the year	(11,284)	(36,088)
Exclusions and reversals	(13,499)	9,789
Write-off	7,831	15,015
Balances at the end of the year	R$ (16,952)	R$ (11,284)